Note 23 - Interest-Bearing Loans and Borrowing - Debt Interest Rates (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance, current	R$ 2,738.8	R$ 653.1
Balance, non-current	2,053.5	2,409.7
Debt denominated in US Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	4.9	10.9
Balance, non-current		8.1
Debt denominated in US Dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current		95.1
Balance, non-current		0.2
Debt denominated in CAD Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	64.9	38.0
Balance, non-current	277.7	205.7
Debt denominated in CAD Dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current		0.5
Balance, non-current
Reais debentures related to CDI [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	851.3
Balance, non-current	1.1
Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	436.3	34.3
Balance, non-current	153.7	313.6
Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	1,333.1	423.9
Balance, non-current	1,372.4	1,634.3
Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Balance, current	11.6	10.0
Balance, non-current	149.6	161.8
Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Balance, current	36.7	40.4
Balance, non-current	R$ 99.0	R$ 86.0
Weighted average [member] | Debt denominated in US Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	4.19%	4.73%
Weighted average [member] | Debt denominated in US Dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage		4.10%
Weighted average [member] | Debt denominated in CAD Dollars [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	3.50%	3.50%
Weighted average [member] | Debt denominated in CAD Dollars [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage		2.71%
Weighted average [member] | Reais debentures related to CDI [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	3.90%
Weighted average [member] | Debt denominated in other Latin American currencies [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	8.11%	9.95%
Weighted average [member] | Reais debt [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	5.42%	7.80%
Weighted average [member] | Reais debt [member] | Floating interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	9.33%	9.33%
Weighted average [member] | Reais debt related to ICMS [member] | Fixed interest rate [member]
Statement Line Items [Line Items]
Average rate percentage	4.54%	6.05%